Financial expense, net (Tables)	3 Months Ended
Mar. 31, 2021
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expenses for the three-month periods ended March 31, 2021 and 2020:

	For the three-month period ended March 31,
Financial income	2021	2020
	($ in thousands)
Interest income from loans and credits	511	1,117
Interest rates gains on derivatives: cash flow hedges	601	90
Total	1,112	1,207

Financial expenses
	For the three-month period ended March 31,
Financial expenses	2021	2020
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(56,227)	(61,388)
- Other debts	(14,776)	(19,136)
Interest rates losses on derivatives: cash flow hedges	(14,143)	(15,484)
Total	(85,146)	(96,008)

Other financial income and expenses
The following table sets out Other financial income and expenses for the three-month periods ended March 31, 2021, and 2020:

	For the three-month period ended March 31,
Other financial income / (expenses)	2021	2020
	($ in thousands)
Other financial income	6,662	2,202
Other financial losses	(3,687)	(6,315)
Total	2,975	(4,112)